Capital and reserves - Share-Based Payment Arrangements (Details)			1 Months Ended
	Jan. 27, 2021 Instruments $ / shares	Jun. 30, 2018 Instruments	Aug. 31, 2022 Instruments	May 31, 2022 Instruments	Mar. 31, 2022 Instruments	Dec. 31, 2021 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued upon exercise | shares						167,500
Vesting percentage	25.00%
2018 Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments		4,990,000
Contractual life		6 years
2018 Grant | Vesting period 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		50.00%
Vesting term		2 years
2018 Grant | Vesting period 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Vesting term		3 years
2018 Grant | Vesting period 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage		25.00%
Vesting term		4 years
2021 Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value | $ / shares	$ 15
Number of instruments	546,822
Contractual life	5 years
2021 Grant | Vesting period 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
2021 Grant | Vesting period 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
2021 Grant | Vesting period 3
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
2021 Grant | Vesting period 4
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
2022 Grant
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments			107,110	490,662	1,727,443
Vesting percentage			25.00%	25.00%	25.00%
Contractual life			5 years	5 years	5 years